Reconciliation of Financial Statements to Form 5500 - Schedule of Total Deductions to Net Assets, Net per the Accompanying Financial Statements to Form 5500 (Details) - EBP 044 - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total deductions per the accompanying financial statements	$ 149,081,234	$ 128,434,951
Deemed distributed notes receivable from participants offset by total distributions	588,722	(1,277,345)
Total deductions per Form 5500	$ 149,669,956	$ 127,157,606